Unaudited Condensed Consolidated Interim Statements of Cash Flow - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2019		Jun. 30, 2018
Cash flow from operating activities
Net loss	$ (2,664)	[1]	$ (7,893)	[2]
Adjustments:
Depreciation and amortization	1,336		969
Changes in liability in respect of government grants	(2)		78
Changes in liability in respect of warrants and rights to purchase	(7,316)
Issuance expenses recognized as finance expense	1,224
Financing expenses (income)	268		(42)
Loss from disposal and sale of fixed assets	17		162
Share-based payments	193		284
Profit loss	(4,280)		1,451
Changes in assets and liabilities:
Increase in inventory	(1,223)		(798)
Increase in other receivables	(3)		(70)
Decrease (increase) in trade receivables	139		(534)
Increase in other payables	333		251
Increase (decrease) in trade payables	(599)		833
Decrease in other long term liabilities			(30)
Changes in assets and liabilities	(1,353)		(348)
Net cash used in operating activities	(8,297)		(6,790)
Cash flow from investing activities
Decrease (increase) in restricted bank deposits	(14)		87
Acquisition of property plant and equipment	(316)		(349)
Proceeds from sale of fixed assets			1
Net cash used in investing activities	(330)		(261)
Cash flow from financing activities:
Proceeds from issuance of ordinary shares, warrants and rights to purchase, net	10,561		12,471
Lease payments	(534)
Exercise of rights to purchase	282
Amounts recognized in respect of government grants liability, net	(96)		19
Net cash provided by financing activities	10,213		12,490
Increase in cash and cash equivalents	1,586		5,439
Cash and cash equivalents at beginning of the period	3,753		6,103
Effect of exchange rate fluctuations on cash	(49)		59
Cash and cash equivalents at end of period	5,290		11,601
Non-cash transactions:
Property plant and equipment acquired on credit	$ 3		$ 68

[1]	As from January 1, 2019, the Group applies IFRS 16, see note 3A.
[2]	Reclassified, See note 2.C